Segment Reporting	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segment Reporting
5.	Segment Reporting:

For management purposes, the Bank has organized its operations and commercial strategies into four business segments, which are defined in accordance with the type of products and services offered to target customers. These business segments are currently defined as follows:

Retail:	This segment focuses on individuals and small and medium-sized companies with annual sales up to UF 70,000, where the product offering focuses primarily on consumer loans, commercial loans, checking accounts, credit cards, credit lines and mortgage loans.

Wholesale:	This segment focused on corporate clients and large companies, whose annual revenue exceed UF 70,000, where the product offering focuses primarily on commercial loans, checking accounts and liquidity management services, debt instruments, foreign trade, derivative contracts and leases.

Treasury and money market operations:

This segment includes revenue associated with managing the Bank's balance sheet (currencies, maturities and interest rates) and liquidity, including financial instrument and currency trading on behalf of the Bank itself.

Transactions on behalf of customers carried out by the Treasury are reflected in the respective aforementioned segments. These products are highly transaction-focused and include foreign exchange transactions, derivatives and financial instruments in general.

Operations through subsidiaries:

Corresponds to the businesses generated by the companies controlled by the Bank, which carry out activities complementary to the Bank business. The companies that comprise this segment are:

●	Banchile Administradora General de Fondos S.A.

●	Banchile Asesoría Financiera S.A.

●	Banchile Corredores de Seguros Ltda.

●	Banchile Corredores de Bolsa S.A.

●	Banchile Securitizadora S.A.

●	Socofin S.A.

The financial information used to measure the performance of the Bank's business segments is not necessarily comparable with similar information from other financial institutions because it is based on internal reporting policies. The accounting policies used to prepare the Bank's operating segment information are similar to those described in Note No. 2, "Summary of Significant Accounting Policies". The Bank obtains the majority of its income from: interest, UF indexation and fees and financial operations and changes, discounting provisions for credit risk and operating expenses. Management is mainly focused on these concepts in its evaluation of segment performance and decision-making regarding goals and allocation of resources for each unit individually. Although the results of the segments reconcile with those of the Bank at total level, this is not necessarily the case for all concepts on an individual basis, since the management is measured and controlled in individual form and additionally applies the following criteria:

●	The net interest margin of loans and deposits is measured on an individual transaction and individual client basis. For that purposes, it is considered the volume of each operation and its contribution margin, that at the same time corresponds to the difference between effective rate of the client and the internal transfer price established according to terms and currency of each operation. Additionally, the net margin includes the result of interest and UF indexation from the accounting hedges.

●	The internal performance profitability system considers capital allocation in each segment in accordance to the Basel guidelines.

●	Operating expenses are distributed at each area level. The Bank allocates all of its indirect operating costs to each business segment by utilizing a different cost driver in order to allocate such costs to the specific segment.

The Bank did not enter into transactions with any particular customer or third party that collectively generated more than 10% of the Bank's total income in 2018 and 2019.

Taxes are managed at the consolidated level and are not allocated to business segments.

	As of December 31, 2017
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	930,539	322,431	(21,169)	(4,336)	1,227,465	7,230		1,234,695
Net fees and commissions income	184,049	43,443	(4,306)	135,987	359,173	(11,499)		347,674
Other operating income	19,095	34,712	56,328	26,884	137,019	(31,846)		105,173
Total operating revenue	1,133,683	400,586	30,853	158,535	1,723,657	(36,115)	(1)	1,687,542
Provisions for loan losses	(256,262)	21,415	―	(135)	(234,982)	13,727	(2)	(221,255)
Depreciation and amortization	(27,669)	(4,547)	(141)	(2,894)	(35,251)	(2,285)	(3)	(37,536)
Other operating expenses	(507,771)	(153,360)	(5,022)	(102,281)	(768,434)	21,614	(4)	(746,820)
Income attributable to associates	4,372	1,026	108	551	6,057	(546)		5,511
Income before income taxes	346,353	265,120	25,798	53,776	691,047	(3,605)		687,442
Income taxes					(115,034)	(327)	(5)	(115,361)
Income after income taxes					576,013	(3,932)		572,081

Assets	16,099,926	10,558,278	5,469,829	637,860	32,765,893	(388,753)		32,377,140
Current and deferred taxes					290,432	(106,135)		184,297
Total assets					33,056,325	(494,888)	(6)	32,561,437

Liabilities	10,380,250	10,272,607	8,815,056	479,244	29,947,157	(934,521)		29,012,636
Current and deferred taxes					3,453	―		3,453
Total liabilities					29,950,610	(934,521)	(7)	29,016,089

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,387). In addition the total effect of IFRS adjustments is MCh$(21,728) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$13,727, which mainly stems from differences in the calculation of allowances for loan losses.

(3)	The total effect relates to IFRS adjustments of MCh$(2,285), which stems from the amortization of intangibles and depreciation of property and equipment acquired through business combinations.

(4)	The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,387. In addition the total effect of IFRS adjustments is MCh$7,227, which represents reversal of write-offs of assets received in lieu of payments.

(5)	The total effect relates to IFRS adjustments of MCh$(327), which stems from deferred taxes.

(6)	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(232,137). In addition the total effect of IFRS adjustments in assets is MCh$(262,751), which mainly stems from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.

(7)	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(232,137). In addition the total effect of IFRS adjustments in liabilities is MCh$(702,384), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.

	As of December 31, 2018
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	972,172	355,451	(2,415)	(8,994)	1,316,214	4,763		1,320,977
Net fees and commissions income	184,545	45,905	(4,031)	145,704	372,123	(12,168)		359,955
Other operating income	43,288	59,376	63,931	33,341	199,936	(34,798)		165,138
Total operating revenue	1,200,005	460,732	57,485	170,051	1,888,273	(42,203)	(1)	1,846,070
Provisions for loan losses	(287,569)	6,041	―	118	(281,410)	31,639	(2)	(249,771)
Depreciation and amortization	(29,571)	(5,008)	(91)	(3,011)	(37,681)	―		(37,681)
Other operating expenses	(561,513)	(152,921)	(4,693)	(105,906)	(825,033)	23,006	(3)	(802,027)
Income attributable to associates	4,220	2,173	400	462	7,255	(444)		6,811
Income before income taxes	325,572	311,017	53,101	61,714	751,404	11,998		763,402
Income taxes					(156,531)	(3,237)	(4)	(159,768)
Income after income taxes					594,873	8,761		603,634

Assets	16,425,483	10,591,702	8,093,850	925,440	36,036,475	(612,545)		35,423,930
Current and deferred taxes					262,582	(85,082)		177,500
Total assets					36,299,057	(697,627)	(5)	35,601,430

Liabilities	10,399,587	9,873,018	11,952,656	764,736	32,989,997	(1,067,190)		31,922,807
Current and deferred taxes					4,907	―		4,907
Total liabilities					32,994,904	(1,067,190)	(6)	31,927,714

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,990). In addition the total effect of IFRS adjustments is MCh$(27,213) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$31,639, which mainly stems from differences in the calculation of allowances for loan losses.

(3)	The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,990. In addition the total effect of IFRS adjustments is MCh$8,016, which mainly represents reversal of write-offs of assets received in lieu of payments.

(4)	The total effect relates to IFRS adjustments of MCh$(3,237), which stems from deferred taxes.

(5)	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(388,615). In addition the total effect of IFRS adjustments in assets is MCh$(309,012), which mainly stems from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.

(6)	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(388,615). In addition the total effect of IFRS adjustments in liabilities is MCh$(678,575), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.

	As of December 31, 2019
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	1,033,646	359,074	(19,246)	(7,651)	1,365,823	5,455		1,371,278
Net fees and commissions income	270,064	48,097	(3,241)	153,330	468,250	(10,948)		457,302
Other operating income	34,854	61,505	45,105	53,931	195,395	(18,757)		176,638
Total operating revenue	1,338,564	468,676	22,618	199,610	2,029,468	(24,250)	(1)	2,005,218
Provisions for loan losses	(333,156)	(14,052)	―	(66)	(347,274)	15,673	(2)	(331,601)
Depreciation and amortization	(58,725)	(5,885)	(85)	(5,846)	(70,541)	―		(70,541)
Other operating expenses	(587,212)	(151,660)	(5,040)	(111,499)	(855,411)	23,702	(3)	(831,709)
Income attributable to associates	3,957	1,669	331	493	6,450	(411)		6,039
Income before income taxes	363,428	298,748	17,824	82,692	762,692	14,714		777,406
Income taxes					(169,683)	(3,978)	(4)	(173,661)
Income after income taxes					593,009	10,736		603,745

Assets	18,139,505	10,766,374	11,426,849	964,695	41,297,423	(515,199)		40,782,224
Current and deferred taxes					321,305	(89,655)		231,650
Total assets					41,618,728	(604,854)	(5)	41,013,874

Liabilities	11,407,066	10,750,446	15,075,652	781,052	38,014,216	(982,392)		37,031,824
Current and deferred taxes					76,289	―		76,289
Total liabilities					38,090,505	(982,392)	(6)	37,108,113

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,948). In addition the total effect of IFRS adjustments is MCh$(9,302) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$15,673, which mainly stems from differences in the calculation of allowances for loan losses.

(3)	The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,948. In addition the total effect of IFRS adjustments is MCh$8,754, which mainly represents reversal of write-offs of assets received in lieu of payments.

(4)	The total effect relates to IFRS adjustments of MCh$(3,978), which stems from deferred taxes.

(5)	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(345,395). In addition the total effect of IFRS adjustments in assets is MCh$(259,459), which mainly stems from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.

(6)	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(345,395). In addition the total effect of IFRS adjustments in liabilities is MCh$(636,997), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.